Cover	Oct. 11, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K/A amends the Form 8-K that the Company filed on October 12, 2022 in order to correct a typo on the disclosure of Management’s unaudited estimate of the range of our net investment income per share of our common stock for the quarter ended September 30, 2022.
Document Period End Date	Oct. 11, 2022
Entity File Number	811-23384
Entity Registrant Name	Eagle Point Income Co Inc.
Entity Central Index Key	0001754836
Entity Tax Identification Number	83-2197405
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Steamboat Road
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	340-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	EIC
Security Exchange Name	NYSE
5.00% Series A Term Preferred Stock due 2026 [Member]
Title of 12(b) Security	5.00% Series A Term Preferred Stock due 2026
Trading Symbol	EICA
Security Exchange Name	NYSE